Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments (Details) [Line Items]
Trade payables	$ 5,580	$ 4,137
Lease liabilities	106	138
Related party payables
Total	5,686	4,275
Less than 3 months [Member]
Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments (Details) [Line Items]
Trade payables	1,576	2,223
Lease liabilities	34	34
Related party payables
Total	1,610	2,257
3 to 12 months [Member]
Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments (Details) [Line Items]
Trade payables	4,004	1,914
Lease liabilities	72	104
Related party payables
Total	$ 4,076	$ 2,018